TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 849	$ 2,284
Capital loss carryforwards (in Israel)	2,190	2,258
Reserves and other	99	274
Total gross deferred taxes	3,138	4,816
Less valuation allowance	(2,190)	(2,258)
Deferred tax assets, net	948	2,558
Undistributed income of subsidiaries	(76)	(326)
Property and equipment	(648)	(635)
Total deferred tax liabilities	(724)	(961)
Net deferred tax assets (liabilities)	$ 224	$ 1,597